Bank Indebtedness - Additional Information (Detail)	1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Mar. 28, 2015 USD ($)	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CAD	Mar. 29, 2014 USD ($)	Feb. 10, 2014 USD ($)	Jan. 20, 2014 USD ($)
Line of Credit Facility [Line Items]
Bank indebtedness		$ 64,347,000	$ 64,347,000		$ 73,941,000
Reduction in the interest rate charged			0.25%	0.25%
Line of Credit Facility Expiration Date			Jun. 30, 2015	Jun. 30, 2015
Interest rate on senior secured term loan		9.50%	9.50%
Libor plus interest		6.50%	6.50%
Irrevocable letter of credit		$ 5,000,000	$ 5,000,000
Additional reserve established by lenders			2,500,000
Additional financial support agreed | CAD				CAD 5,000,000
Fee payable to lenders			1,400,000
Discretionary reserve limit	5.00%
Supplemental availability reserve		0	2,500,000
Senior secured revolving credit facility, increase or decrease			107,000
Senior secured revolving credit facility, excess availability		12,900,000	12,900,000
Senior secured revolving credit facility, seasonal availability block						$ 5,000,000	$ 12,500,000
Minimum excess availability		30,000,000	30,000,000
Mortgage on moveable property (general) under the Civil Code (Quebec)			$ 225,958,000	CAD 250,000,000
Recapitalization [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Expiration Date			Feb. 10, 2015	Feb. 10, 2015
Additional financial support agreed | CAD				CAD 5,000,000
Investissement Quebec [Member]
Line of Credit Facility [Line Items]
Additional financial support agreed			$ 2,200,000	CAD 2,500,000
Senior Notes [Member]
Line of Credit Facility [Line Items]
Secured Long Term Debt		18,000,000	$ 18,000,000
Extended Maturity Date [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Expiration Date			Aug. 22, 2017	Aug. 22, 2017
Fixed interest rate			8.77%	8.77%
Extended Maturity Date [Member] | Recapitalization [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Expiration Date			Jan. 31, 2016	Jan. 31, 2016
Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior Secured Credit Facility	$ 110,000,000				115,000,000
Extended Maturity Date One [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Expiration Date			Aug. 22, 2018	Aug. 22, 2018
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Additional reserve established by lenders			$ 7,000,000
Senior secured revolving credit facility reserve		10,000,000	$ 10,000,000
Additional financial support agreed | CAD				CAD 3,000,000
Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Senior Secured Credit Facility	$ 33,000,000				$ 28,000,000
Interest rate on senior secured term loan					12.50%
Secured term loan rate of interest			8.77%	8.77%
Senior Secured Term Loan [Member] | Recapitalization [Member]
Line of Credit Facility [Line Items]
Secured term loan rate of interest			11.00%	11.00%
June 2014 Amendment [Member]
Line of Credit Facility [Line Items]
Debt extinguishment loss			$ 1,000,000
November 2014 Amendment [Member]
Line of Credit Facility [Line Items]
Debt extinguishment loss			1,600,000
Senior secured credit facility extended revolving [Member] | Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior Secured Credit Facility		$ 28,000,000	$ 28,000,000
Debt Instrument Tranche One [Member] | Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Libor plus interest	9.75%
Debt Instrument Tranche Two [Member] | Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Libor plus interest	7.25%
Maximum [Member]
Line of Credit Facility [Line Items]
Credit Facility Interest rate-Fixed percentage added to LIBOR			2.75%	2.75%
Aggregate dividend payment			33.00%	33.00%
Fixed charge coverage ratio			1.30	1.30
Maximum [Member] | Recapitalization [Member]
Line of Credit Facility [Line Items]
Percentage of changes in the cash flow			12.50%	12.50%
Maximum [Member] | Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured revolving credit facility reserve	$ 8,000,000
Maximum [Member] | Revolving Credit Facility [Member] | Recapitalization [Member]
Line of Credit Facility [Line Items]
Additional reserve established by lenders			$ 2,500,000
Maximum [Member] | Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Secured term loan rate of interest			12.50%	12.50%
Minimum [Member]
Line of Credit Facility [Line Items]
Credit Facility Interest rate-Fixed percentage added to LIBOR			2.00%	2.00%
Fixed charge coverage ratio			1.00	1.00
Minimum [Member] | Recapitalization [Member]
Line of Credit Facility [Line Items]
Percentage of changes in the cash flow			10.00%	10.00%